Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX
14	INCOME TAX

The major components of income tax expense for the years ended December 31, 2025, 2024 and 2023 are:

	2025	2024	2023
	USD	USD	USD
Consolidated statement of comprehensive income
Current income tax:
Current income tax charge	444,798	551,987	156,991
Over provision of income tax in respect of prior period	(128,250)	-	-
Current income tax expense	316,548	551,987	156,991

Withholding taxes	2,580,750	1,220,098	498,000
Income tax expense reported in the consolidated statement of comprehensive income	2,897,298	1,772,085	654,991

The movement of income tax liability during the year is as follows:

Amount
USD

As at January 1, 2024	156,991
Income tax provision for the year	551,987
Income tax paid during the year	(156,991)
At December 31, 2024	551,987

Income tax provision for the year	444,798
Adjustments for withholding tax credit	(423,438)
Adjustments for prior period	(128,250)
Income tax paid during the year	(305,397)
As at December 31, 2025	139,700

The Group’s exposure to taxes stems from:

(1)	Anghami Saudi Co.: established in the Kingdom of Saudi Arabia and is subject to 5% withholding tax and 20% corporate income tax;

(2)	Anghami for Digital Content (ADC): established in Egypt and is subject to 20% withholding tax and 22.5% corporate income; and

(3)	Digi Music SAL (Offshore): established in Lebanon and is subject to 7.5% withholding tax.

(4)	Anghami FZ LLC: established in the United Arab Emirates and is subject to 9% corporate income tax.

(5)	Anghami Technologies Ltd: established in the United Arab Emirates and is subject to 9% corporate income tax.

(6)	Spotlight Recreational Services LLC: established in the United Arab Emirates and is subject to 9% corporate income tax.

The majority of withholding tax (WHT) incurred on distributions from foreign jurisdiction are comprised of distributions made from subsidiary entities (mainly Anghami Saudi Co. and ADC) to the Group. In addition, WHT include taxes paid by the Group for income generated from Telco partners. These Telco partners operate in countries where the Group does not have an operating entity and has service agreements with Telco companies. The tax on services performed by non-resident Group is deducted from the Group’s payments received from the Telco partners based on WHT rates for the respective countries which are established as part of the existing WHT regimes for each country.

The reconciliation between the income tax expense and the accounting loss multiplied by the weighted average statutory tax rate is as follows:

	2025	2024
	USD	USD

Loss before tax	(86,674,261)	(61,820,463)
Tax at the weighted average statutory tax rate of 6.60% (2024: 7.74%)	(5,718,222)	(4,782,940)
Taxes paid outside the respective jurisdiction (including WHT)	2,580,086	1,170,946

Adjustment for effect of:
Losses for which no deferred tax asset is recognised	5,277,312	4,782,940
Profits in taxable subsidiaries	(128,250)	-
Other permanent differences	886,372	601,139
Income tax expense	2,897,298	1,772,085